Derivative Instruments and Hedging Activities - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) interest_rate_swap	Dec. 31, 2021 USD ($)
Derivative [Line Items]
Number of Derivatives | interest_rate_swap	2
Fair Value / Carrying Amount of Asset (Liability) $	$ 398
Expected Maturity Amount of Foreign Currency Derivatives Year One	$ 9,737
Minimum
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.60%
Derivative
Derivative [Line Items]
Restricted cash - current and - long-term	$ 5,200	$ 2,900
Interest Rate Swaps And Cross Currency Swaps Agreement [Member]
Derivative [Line Items]
Fair value, asset	51,400	7,100
Fair value, liability	15,400	$ 36,900
Foreign currency forward contracts | United Kingdom, Pounds
Derivative [Line Items]
Investment Owned, Foreign Currency Contract, Current Value	$ 4,400
Derivative, Average Forward Exchange Rate	1.1327
Fair Value / Carrying Amount of Asset (Liability) $	$ 347
Expected Maturity Amount of Foreign Currency Derivatives Year One	4,984
Foreign currency forward contracts | Canada, Dollars
Derivative [Line Items]
Investment Owned, Foreign Currency Contract, Current Value	$ 6,500
Derivative, Average Forward Exchange Rate	1.3674
Fair Value / Carrying Amount of Asset (Liability) $	$ 51
Expected Maturity Amount of Foreign Currency Derivatives Year One	$ 4,753